Shareholder Report, Holdings (Details) - C000007298	Jun. 30, 2025
State of MinnesotaFR_60412AS61
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Mississippi Business Finance Corp.FR_60528ACB8
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Mississippi Business Finance Corp.FR_60528AAW4
Holdings [Line Items]
Percent of Net Asset Value	3.70%
County of Loudoun VAFR_54589TPZ9
Holdings [Line Items]
Percent of Net Asset Value	3.60%
New York City Transitional Finance AuthorityFR_64972JGR3
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Maryland
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Texas
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Mississippi
Holdings [Line Items]
Percent of Net Asset Value	13.40%
New York
Holdings [Line Items]
Percent of Net Asset Value	19.40%